NET LOSS PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (80,293)	$ (45,025)	$ (50,118)
Net loss attributable to non-controlling interest	(1,169)	(1,311)	(696)
Adjustment attributable to non-controlling interest	16,689	5,487	475
Deemed dividend to ordinary shareholders	0	4,569	0
Net loss attributable to WalkMe Ltd.	$ (95,813)	$ (53,770)	$ (49,897)
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	51,763,032	13,217,183	12,011,502
Net loss per share attributable to ordinary shareholders, basic and diluted	$ (1.85)	$ (4.07)	$ (4.15)